Schedule of major related parties and their relationships (Details)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Mr. Lim Sin Foo, Harris [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director and major shareholder	Director and major shareholder
Fast Steel Construction Pte Ltd (“FSC”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by immediate family member of director, Mr. Lim Sin Foo, Harris	Controlled by immediate family member of director, Mr. Lim Sin Foo, Harris
Fast Track Events Sdn Bhd (“FTESB”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Lim Sin Foo, Harris was a director of FTESB until July 5, 2023 and a shareholder of FTESB until July 18, 2023.	Mr. Lim Sin Foo, Harris was a director of FTESB until July 5, 2023 and a shareholder of FTESB until July 18, 2023.